Common Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($) shares	Jul. 28, 2022	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Nov. 30, 2019 $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 08, 2022	Jun. 21, 2021 shares	Feb. 13, 2021 shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares				80,071,901						300,000,000		80,071,901	69,838,200
Preferred Stock, Shares Authorized | shares										10,000,000
Stock Issued During Period, Shares, New Issues | shares										83,412,347
Proceeds From Share Subscription Facility Provided By Business Acquired | $										$ 125,000		$ 125,000
Common Stock, Shares, Outstanding | shares				57,020,151						129,613,549		57,020,151	55,769,556
Class of Warrant or Right, Outstanding | shares				9,825,545						30,003,547		9,825,545
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.01
Proceeds From Convertible Debt | $											$ 37,130	$ 37,225	$ 415
Adjustments to Additional Paid in Capital, Warrant Issued | $								$ 17,602	$ 21,971			$ 21,971	$ 7,212
Percentage of average trading price to determine other values.										90.00%
Class of warrants or rights issued during the period | shares							9,016
Class of warrant or rights exercised term							September 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares									$ 0				$ 0
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 6.88					$ 6.9	$ 3.81		$ 6.88	$ 4.2				$ 0
The Extension Notes [Member]
Class of Stock [Line Items]
Class of warrants and rights issued during the period | shares												6,298,304
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						6,298,306
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						6,298,304
Proceeds From Convertible Debt | $						$ 48,700
The Extension Notes [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares						$ 6.51
Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										13,799,988
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 11.5
Number of trading days for determining the share price										20 days
Number of consecutive trading days for determining the share price										30 days
Share Price | $ / shares										$ 18
Public Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price | $ / shares										18
Class of warrants redemption price per unit | $ / shares										$ 0.01
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										7,520,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 11.5
Two Thousand And Twenty Three Notes Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										5,285,636
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.01
Class of warrants and rights issued during the period | shares													3,527,241
Class of warrants and rights issued price per warrant | $ / shares						$ 0.01							$ 0.01
Proceeds from Issuance of Private Placement | $													$ 16,100
Warrants and rights outstanding, expire period						March 2025							March 2025
Proceeds allocated to the common stock warrants | $						$ 22,000							$ 7,200
Two Thousand And Twenty Three Notes Warrants [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares				$ 4.2								$ 4.2
Sensata Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares				2,500,000	2,500,000						2,500,000	2,500,000			2,500,000
Class of warrants and rights issued price per warrant | $ / shares					$ 0.01
Warrants and rights outstanding, expire period					June 2026
Adjustments to Additional Paid in Capital, Warrant Issued | $					$ 17,600
Warrants exercised for cash | $					25
Sensata Warrants [Member] | Prepaid Expenses and Other Current Assets [Member]
Class of Stock [Line Items]
Sensata prepaid services | $					8,800					$ 8,800	$ 8,800
Sensata Warrants [Member] | Other Noncurrent Assets [Member]
Class of Stock [Line Items]
Sensata prepaid services | $					$ 8,800					$ 8,800	$ 8,800
GEM Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding | shares										3,397,923
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 10						$ 10		$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				3,397,923								3,397,923
GEM Agreement [Member]
Class of Stock [Line Items]
Percentage Price Used For Determining Average Closing Price				90
Proceeds From Share Subscription Facility Provided By Business Acquired | $				$ 125,000
Warrants Fair Value Disclosure | $				$ 4,000						$ 4,000		$ 4,000
Warrants Payable In Cash | $										2,500		2,500
Unamortized deferred offering costs | $										2,300
Line Of Credit commitment fee | $										2,500
Warrants issued | $										4,000		$ 4,000
Asset Fair Value | $										1,100
Number of trading days for determining the share price			30 days
Draw down amount on GEM Agreement | $			$ 9,900
Shares issued upon draw down of GEM agreement | shares			26,283,186
Expense for the change in fair value of the forward asset | $	$ 9,600									$ 8,900
Share Settled Forward Asset | $	$ 10,000
Percentage of average trading price to determine other values.			90.00%
Common stock, shares returned upon settlement | shares	1,134,581
Warrant exercisable , percent										2.50%		2.50%
Except Series B And Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				3.8799						3.8799		3.8799
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				11.5423						11.5423		11.5423		11.5423
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio				14.3118						14.3118		14.3118		14.3118
Common Class A [Member] | Prior to Business Combination [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding | shares										27,600,000						27,600,000
Subsequent Event [Member] | GEM Agreement [Member]
Class of Stock [Line Items]
Number of consecutive trading days for determining the share price	40 days	30 days
Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares										310,000,000